Gabelli Gold Fund, Inc.

SUMMARY PROSPECTUS April 30, 2025

Class AAA (GOLDX), A (GLDAX), C (GLDCX), I (GLDIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, SAI, reports to shareholders and other information about the Fund online at www.gabelli.com/funds/open_ends. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated April 30, 2025, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks to provide investors with long term capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 15 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

	Class AAA	Class A	Class C	Class I
	Shares	Shares	Shares	Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.44%	1.44%	2.19%	1.19%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$147	$456	$788	$1,726
Class A Shares	$713	$1,004	$1,316	$2,199
Class C Shares	$322	$685	$1,174	$2,523
Class I Shares	$121	$378	$655	$1,445

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$147	$456	$788	$1,726
Class A Shares	$713	$1,004	$1,316	$2,199
Class C Shares	$222	$685	$1,174	$2,523
Class I Shares	$121	$378	$655	$1,445

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of foreign and domestic issuers principally engaged in gold related activities and gold bullion (the “80% Investment Policy”).

In selecting investments for the Fund, Gabelli Funds, LLC (the “Adviser”), focuses on stocks that are undervalued, but which appear to have favorable prospects for growth. Factors considered in this determination include capitalization per ounce of gold production, capitalization per ounce of recoverable reserves, quality of management, and the issuer’s ability to create shareholder wealth.

Because most of the world’s gold production is outside of the United States, the Fund expects that a significant portion of its assets may be invested in securities of foreign issuers, including those located in emerging markets.

An important function of the Adviser’s investment process is to, among other things, establish through the Adviser’s research, a value at which a particular stock may be sold, provided there are no other fundamental changes in the business. The Adviser constantly monitors the Fund’s holdings to determine if such holdings continue to act in accordance with the factors described above and the Fund’s investment objective. The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.

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Principal Risks

You may want to invest in the Fund if:

●	you are investing for a long term goal such as retirement

●	you are looking to add an aggressive growth component to your portfolio

●	you are willing to accept higher risks of investing in a sector of the stock market in exchange for long term returns

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

The principal risks presented by the Fund are:

●	Gold Related Risks. The price of gold and of gold-related securities historically has been very volatile. The high volatility of gold prices may adversely affect the financial condition of companies involved with gold. The production and sale of gold by governments or central banks or other larger holders can be affected by various economic, financial, social, and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals.

●	Risk of Investing in Australia. Investments in Australian companies may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the energy, agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners; interruption or termination of such trading relationships may have a negative effect on the companies in which the Fund invests.

●	Concentration Risk. The Fund may be subject to greater volatility with respect to its portfolio securities than a fund that does not concentrate its investments.

●	Emerging Markets Risk. Securities of companies in emerging markets or companies with significant exposure to emerging markets may be more volatile than those of companies in more developed markets. Emerging markets may be more likely to experience economic, political or social instability than more developed markets.

●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic, global health, or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.

●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions

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and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

●	Risk of Investing in North America. Economic events in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. Political developments in the U.S., including possible termination of trade treaties with Canada and imposition of tariffs by the U.S. and Canada on the other’s products, could negatively impact the value of securities held by the Fund.

●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

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Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and additional style specific indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI GOLD FUND, INC.
(Total Returns for Class AAA Shares for the Years Ended December 31)

60%
40%
20%
0%
-20%
-40%
-17.79%
53.46%
6.22%
-14.80%
43.94%
26.31%
-8.97%
-11.02%
7.84%
14.92%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the calendar years shown in the bar chart, the highest return for a quarter was 58.42% (quarter ended June 30, 2020) and the lowest return for a quarter was (22.20)% (quarter ended December 31, 2016).

Average Annual Total Returns (for the years ended December 31, 2024, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli Gold Fund, Inc. Class AAA Shares
Return Before Taxes	14.92%	4.86%	7.62%
Return After Taxes on Distributions	14.35%	4.64%	7.38%
Return After Taxes on Distributions and Sale of Fund Shares	9.20%	3.78%	6.15%
Class A Shares
Return Before Taxes	8.30%	3.63%	6.98%
Class C Shares
Return Before Taxes	13.09%	4.08%	6.81%
Class I Shares
Return Before Taxes	15.24%	5.14%	7.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Philadelphia Gold & Silver (“XAU”) Index (reflects no deduction for fees, expenses, or taxes)	10.80%	6.76%	8.41%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses, or taxes)	11.55%	5.12%	8.07%
Lipper Precious Metals Fund Average	14.05%	3.93%	6.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to

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investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Managers. Mr. Caesar M.P. Bryan, Senior Vice President of GAMCO Investors, Inc., has served as portfolio manager of the Fund since its inception on July 11, 1994.

In managing the portfolio of the Gabelli Gold Fund, Inc., the Adviser also uses the services of Christopher Mancini. Mr. Mancini is an analyst in the industrials and materials sector with a focus on metals and mining. He joined the firm in 2008. Previously, he was a research analyst at Heyman Investments, R6 Capital Management and Satellite Asset Management. Mr. Mancini holds a BA in economics from Boston College and is a CFA charterholder.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, and Class C shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans). There is no minimum initial investment for Class AAA, Class A, and Class C shares in an automatic monthly investment plan. Class I shares are available to investors with a minimum investment of $50,000 when purchasing the shares directly through G.distributors, LLC, the Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares, and which have different minimum investment amounts. If you transact in Class I shares through a broker or financial intermediary, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. 219204, Kansas City, MO 64121-9204), personal or overnight delivery (The Gabelli Funds, c/o SS&C Global Investor & Distribution Solutions, Inc., 801 Pennsylvania Avenue, Suite 219204, Kansas City, MO 64105-1307), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase or redeem Fund shares by telephone at 800-GABELLI (800-422-3554), if you have an existing account with banking instructions on file.

Fund shares can also be purchased or sold through registered broker-dealers or financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Fund.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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